Investments in Joint Ventures and Associates - Additional Information (Detail) - GBP (£) £ in Millions			1 Months Ended	12 Months Ended
	Oct. 05, 2017	Jul. 01, 2013	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Penguin Random House [member]
Investments in associates and joint ventures [line items]
Proportion of sales of voting power held in associate	22.00%
Proportion of voting power held in associate	25.00%
Loans to associates				£ 46	£ 33
Service fees from services to associates				3	4
Current liability payable				3	0
Penguin Random House [member] | Major ordinary share transactions [member]
Investments in associates and joint ventures [line items]
Current assets receivables				£ 19	£ 21
Recapitalisation dividend			£ 49
Random House [member]
Investments in associates and joint ventures [line items]
Proportion of voting power held in associate		53.00%
Penguin [member]
Investments in associates and joint ventures [line items]
Proportion of voting power held in associate		47.00%